Shareholders' Equity (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Preferred stock, redemption period			5 years
Repurchase of common stock			$ 35	$ 52	$ 85
Repurchase Plan 2015
Class of Stock [Line Items]
Repurchase of common stock			$ 320
Number of shares repurchased			8,400,000	0	0
Accelerated share repurchase program, adjustment			$ 200
Number of shares retired		3,400,000
Common stock, remaining shares authorized for repurchase		38,200,000	38,200,000
Repurchase Plan 2015 | Subsequent Event
Class of Stock [Line Items]
Number of shares retired	910,000